SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortization of intangible assets	The amortization periods are:

Asset category	Estimated useful life
Patents and software licenses	3 - 15 years
Internally developed software	5 - 10 years
Customer relationships	10 - 15 years

Schedule of depreciation and amortization by asset type

Asset category	Estimated useful life
Buildings and constructions	25 - 40 years
Machinery and equipment	3 - 10 years
Leasehold improvements	shorter of the lease term or useful life